Financial Instruments - Fair Values of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	$ 205	$ 261
Derivative Liabilities, Total	(235)	(94)
Derivatives Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	112	208
Derivative Liabilities, Total	(190)	(56)
Derivatives Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	75	159
Derivative Liabilities, Total	(178)	(42)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	37	49
Derivative Liabilities, Total	(12)	(14)
Derivatives Not Designated as Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	93	53
Derivative Liabilities, Total	(45)	(38)
Derivatives Not Designated as Hedging Instruments [Member] | Foreign Exchange Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	86	45
Derivative Liabilities, Total	(37)	(28)
Derivatives Not Designated as Hedging Instruments [Member] | Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Total	7	8
Derivative Liabilities, Total	$ (8)	$ (10)